Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details)	Sep. 30, 2023 USD ($)		Jun. 30, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 1,178,633,000	[1],[2],[3]	$ 935,310,172
EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value			831,715,991
Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value			$ 103,594,181
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	1,038,699,000
Level 3 | Senior secured loans | Yield analysis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 54,482,000
Level 3 | Senior secured loans | Yield analysis | Minimum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.083
Level 3 | Senior secured loans | Yield analysis | Maximum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.133
Level 3 | Senior secured loans | Yield analysis | Weighted Average | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.096
Level 3 | Senior secured loans | Market comparable companies | Minimum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.080
Level 3 | Senior secured loans | Market comparable companies | Maximum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.240
Level 3 | Senior secured loans | Market comparable companies | Weighted Average | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.161
Level 3 | Senior secured loans | Broker quotes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 22,495,000
Level 3 | One stop loans | Yield analysis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	961,628,000
Level 3 | One stop loans | Yield analysis | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	875,119,000
Level 3 | One stop loans | Yield analysis | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 86,509,000
Level 3 | One stop loans | Yield analysis | Minimum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.085
Level 3 | One stop loans | Yield analysis | Maximum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.195
Level 3 | One stop loans | Yield analysis | Weighted Average | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.103
Level 3 | One stop loans | Market comparable companies | Minimum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.090
Level 3 | One stop loans | Market comparable companies | Minimum | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.035
Level 3 | One stop loans | Market comparable companies | Maximum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.270
Level 3 | One stop loans | Market comparable companies | Maximum | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.165
Level 3 | One stop loans | Market comparable companies | Weighted Average | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.163
Level 3 | One stop loans | Market comparable companies | Weighted Average | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.085
Level 3 | Equity | Market comparable companies
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 94,000
Level 3 | Equity | Market comparable companies | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 90,000
Measurement input	0.221
Level 3 | Equity | Market comparable companies | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 4,000
Measurement input	0.055

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.